CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of cash flows (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (51,435,840)	$ (7,077,806)	¥ (61,476,392)	¥ 94,289,395
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	933,995	128,522	(6,116,000)	(174,485,575)
Amortization of offering cost of warrants			1,483,306	0
Provision for credit losses	4,086,505	562,322	(9,038,985)	(658,823)
Restricted shares issued for management and employees	22,427,682	3,086,152	26,191,707	39,263,485
Income (loss) from investment in unconsolidated entity	0	0	0	(15,411)
Accrued interest income from loans to third parties	(6,998,866)	(963,076)	(7,997,961)	(270,563)
Accrued interest income from short-term investment	(885,394)	(121,834)	(2,901,955)	0
Restricted shares issued for services	1,070,143	147,257	5,805,840	8,935,919
Net cash used in operating activities	(43,747,933)	(6,019,914)	(51,688,331)	(26,247,237)
Cash flows from investing activities:
Repayments from loans to third parties	117,522,129	16,171,583	40,113,311	171,435,032
Payments made for loans to third parties	(196,437,504)	(27,030,700)	(103,146,761)	(171,071,510)
Payments for short-term investments	(203,481,600)	(28,000,000)	(290,051,964)	0
Net cash (used in) provided by investing activities	2,984,976	410,746	(245,224,673)	(328,684)
Cash flows from financing activities:
Proceeds from warrants issued with common share			17,493,069	0
Proceeds from sale of common share, net of issuance costs	77,711,533	10,693,463	28,174,993	0
Proceeds from sale of prefunded warrants, net of issuance costs			3,750,282	93,321
Redemption of warrants	(32,617,499)	(4,488,317)	0	0
Net cash (used in) provided by financing activities	45,024,057	6,195,518	56,383,273	(9,999,380)
Effect of exchange rate fluctuation on cash	1,722,165	236,978	27,688,659	10,275,148
Net increase (decrease) in cash	5,983,265	823,328	(212,841,072)	(26,300,153)
Cash at beginning of period	104,125,800
Cash at end of period	109,991,674	15,135,358	104,125,800
RECON TECHNOLOGY LTD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(49,872,152)	(6,862,637)	(59,167,301)	95,586,795
Adjustments to reconcile net cash flows from operating activities:
Changes in warrants liabilities	933,995	128,522	(6,116,000)	(174,485,575)
Amortization of offering cost of warrants			1,483,306
Provision for credit losses			(4,141,588)	1,923,382
Restricted shares issued for management and employees	22,427,682	3,086,152	26,191,707	39,263,485
Income (loss) from investment in unconsolidated entity				(15,411)
Accrued interest income from loans to third parties	(4,058,536)	(558,473)
Accrued interest income from short-term investment	(885,394)	(121,834)
Restricted shares issued for services	1,070,143	147,257	5,805,840	8,935,919
Equity in earnings of subsidiaries and VIEs	22,312,339	3,070,280	25,039,453	18,161,892
Other current assets	3,743,536	515,128	(8,396,555)	(111,521)
Other current liabilities	(1,474,244)	(202,864)	(3,587,540)	(5,090,698)
Net cash used in operating activities	(5,802,631)	(798,469)	(22,888,678)	(15,831,732)
Cash flows from investing activities:
Repayments from loans to third parties	75,987,831	10,456,274	32,413,311	166,405,032
Payments made for loans to third parties	(165,837,504)	(22,820,000)	(79,546,761)	(137,391,510)
Payments for short-term investments	(87,206,400)	(12,000,000)
Due from intercompany, VIEs and VIEs' subsidiaries	(84,211,565)	(11,587,897)	(86,300,464)	(55,569,342)
Net cash (used in) provided by investing activities	(261,267,638)	(35,951,623)	(133,433,914)	(26,555,820)
Cash flows from financing activities:
Proceeds from warrants issued with common share			17,493,069
Proceeds from sale of common share, net of issuance costs	77,711,533	10,693,463	28,174,993
Proceeds from sale of prefunded warrants, net of issuance costs			3,750,282	93,321
Redemption of warrants	(32,617,499)	(4,488,317)
Net cash (used in) provided by financing activities	45,094,034	6,205,146	49,418,344	93,321
Effect of exchange rate fluctuation on cash	2,302,664	316,857	46,211,878	14,016,375
Net increase (decrease) in cash	(219,673,571)	(30,228,089)	(60,692,370)	(28,277,856)
Cash at beginning of period	236,146,589	32,494,852	296,838,959	325,116,815
Cash at end of period	¥ 16,473,018	$ 2,266,763	¥ 236,146,589	296,838,959
Non-cash investing and financing activities
Cancellation of ordinary shares issued to Starry				¥ (27,675,450)